10. Income Taxes (Details - Tax reconcilation) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal			$ (4,252,540)	$ (4,860,256)
State			(276,601)	(145,209)
Increase in tax losses not recognized			2,238,879	4,949,805
Permanent differences, net			800,891	(1,529,190)
Mark to market			722,540	0
Foreign rate differential			502,357	1,184,770
Share-based payments, net			308,888	505,035
Other			0	7,273
Enhanced research and development tax credits			(44,414)	(112,228)
Net provision (benefit) for income taxes	$ 0	$ 0	$ 0	$ 0